Prospectus Supplement	August 1, 2016

Putnam RetirementReady ® Funds Prospectus dated November 30, 2015 Effective September 1, 2016, in the Fund summaries section, for each fund listed below, the sub-sections Annual fund operating expenses and Example in the section Fees and expenses will be deleted in their entirety and replaced as indicated below:

Putnam RetirementReady 2060 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.78%	0.64%	1.67%	(0.66)%	1.01%

Class B	0.00%	1.00%	0.78%	0.64%	2.42%	(0.66)%	1.76%

Class C	0.00%	1.00%	0.78%	0.64%	2.42%	(0.66)%	1.76%

Class M	0.00%	0.75%	0.78%	0.64%	2.17%	(0.66)%	1.51%

Class R	0.00%	0.50%	0.78%	0.64%	1.92%	(0.66)%	1.26%

Class Y	0.00%	N/A	0.78%	0.64%	1.42%	(0.66)%	0.76%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Other expenses are based on estimated amounts for the current fiscal year. Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years

Class A	$672	$898

Class B	$679	$875

Class B (no redemption)	$179	$575

Class C	$279	$575

Class C (no redemption)	$179	$575

Class M	$498	$831

Class R	$128	$421

Class Y	$78	$264

Putnam RetirementReady 2055 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual	Expense	fund operating
		service		fund fees	fund	reim-	expenses
Share	Manage-	(12b-1)	Other	and	operating	burse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	2.30%	0.64%	3.19%	(2.09)%	1.10%

Class B	0.00%	1.00%	2.30%	0.64%	3.94%	(2.09)%	1.85%

Class C	0.00%	1.00%	2.30%	0.64%	3.94%	(2.09)%	1.85%

Class M	0.00%	0.75%	2.30%	0.64%	3.69%	(2.09)%	1.60%

Class R	0.00%	0.50%	2.30%	0.64%	3.44%	(2.09)%	1.35%

Class Y	0.00%	N/A	2.30%	0.64%	2.94%	(2.09)%	0.85%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$681	$1,317	$1,976	$3,732

Class B	$688	$1,309	$2,048	$3,862

Class B (no redemption)	$188	$1,009	$1,848	$3,862

Class C	$288	$1,009	$1,848	$4,025

Class C (no redemption)	$188	$1,009	$1,848	$4,025

Class M	$507	$1,253	$2,019	$4,023

Class R	$137	$862	$1,609	$3,581

Class Y	$87	$712	$1,363	$3,112

Putnam RetirementReady 2050 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
		service		fund fees	fund	Expense	expenses
Share	Manage-	(12b-1)	Other	and	operating	reimburse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.69%	0.65%	1.59%	(0.46)%	1.13%

Class B	0.00%	1.00%	0.69%	0.65%	2.34%	(0.46)%	1.88%

Class C	0.00%	1.00%	0.69%	0.65%	2.34%	(0.46)%	1.88%

Class M	0.00%	0.75%	0.69%	0.65%	2.09%	(0.46)%	1.63%

Class R	0.00%	0.50%	0.69%	0.65%	1.84%	(0.46)%	1.38%

Class Y	0.00%	N/A	0.69%	0.65%	1.34%	(0.46)%	0.88%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$684	$1,006	$1,350	$2,319

Class B	$691	$986	$1,409	$2,453

Class B (no redemption)	$191	$686	$1,209	$2,453

Class C	$291	$686	$1,209	$2,641

Class C (no redemption)	$191	$686	$1,209	$2,641

Class M	$510	$939	$1,394	$2,651

Class R	$140	$534	$953	$2,121

Class Y	$90	$379	$690	$1,573

Putnam RetirementReady 2045 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
		service		fund fees	fund	Expense	expenses
Share	Manage-	(12b-1)	Other	and	operating	reimburse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.56%	0.66%	1.47%	(0.36)%	1.11%

Class B	0.00%	1.00%	0.56%	0.66%	2.22%	(0.36)%	1.86%

Class C	0.00%	1.00%	0.56%	0.66%	2.22%	(0.36)%	1.86%

Class M	0.00%	0.75%	0.56%	0.66%	1.97%	(0.36)%	1.61%

Class R	0.00%	0.50%	0.56%	0.66%	1.72%	(0.36)%	1.36%

Class Y	0.00%	N/A	0.56%	0.66%	1.22%	(0.36)%	0.86%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$682	$980	$1,299	$2,202

Class B	$689	$960	$1,357	$2,336

Class B (no redemption)	$189	$660	$1,157	$2,336

Class C	$289	$660	$1,157	$2,526

Class C (no redemption)	$189	$660	$1,157	$2,526

Class M	$508	$913	$1,343	$2,537

Class R	$138	$507	$900	$2,000

Class Y	$88	$352	$636	$1,445

Putnam RetirementReady 2040 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
		service		fund fees	fund	Expense	expenses
Share	Manage-	(12b-1)	Other	and	operating	reimburse-	after expense
class	ment fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.45%	0.67%	1.37%	(0.23)%	1.14%

Class B	0.00%	1.00%	0.45%	0.67%	2.12%	(0.23)%	1.89%

Class C	0.00%	1.00%	0.45%	0.67%	2.12%	(0.23)%	1.89%

Class M	0.00%	0.75%	0.45%	0.67%	1.87%	(0.23)%	1.64%

Class R	0.00%	0.50%	0.45%	0.67%	1.62%	(0.23)%	1.39%

Class Y	0.00%	N/A	0.45%	0.67%	1.12%	(0.23)%	0.89%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$685	$963	$1,261	$2,108

Class B	$692	$942	$1,318	$2,242

Class B (no redemption)	$192	$642	$1,118	$2,242

Class C	$292	$642	$1,118	$2,434

Class C (no redemption)	$192	$642	$1,118	$2,434

Class M	$511	$896	$1,305	$2,446

Class R	$142	$489	$860	$1,903

Class Y	$91	$333	$595	$1,343

Putnam RetirementReady 2035 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.42%	0.67%	1.34%	(0.22)%	1.12%

Class B	0.00%	1.00%	0.42%	0.67%	2.09%	(0.22)%	1.87%

Class C	0.00%	1.00%	0.42%	0.67%	2.09%	(0.22)%	1.87%

Class M	0.00%	0.75%	0.42%	0.67%	1.84%	(0.22)%	1.62%

Class R	0.00%	0.50%	0.42%	0.67%	1.59%	(0.22)%	1.37%

Class Y	0.00%	N/A	0.42%	0.67%	1.09%	(0.22)%	0.87%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$683	$955	$1,247	$2,077

Class B	$690	$934	$1,304	$2,211

Class B (no redemption)	$190	$634	$1,104	$2,211

Class C	$290	$634	$1,104	$2,403

Class C (no redemption)	$190	$634	$1,104	$2,403

Class M	$509	$888	$1,291	$2,416

Class R	$139	$480	$845	$1,871

Class Y	$89	$325	$580	$1,309

Putnam RetirementReady 2030 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.39%	0.64%	1.28%	(0.17)%	1.11%

Class B	0.00%	1.00%	0.39%	0.64%	2.03%	(0.17)%	1.86%

Class C	0.00%	1.00%	0.39%	0.64%	2.03%	(0.17)%	1.86%

Class M	0.00%	0.75%	0.39%	0.64%	1.78%	(0.17)%	1.61%

Class R	0.00%	0.50%	0.39%	0.64%	1.53%	(0.17)%	1.36%

Class Y	0.00%	N/A	0.39%	0.64%	1.03%	(0.17)%	0.86%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$682	$942	$1,222	$2,017

Class B	$689	$920	$1,277	$2,152

Class B (no redemption)	$189	$620	$1,077	$2,152

Class C	$289	$620	$1,077	$2,345

Class C (no redemption)	$189	$620	$1,077	$2,345

Class M	$508	$875	$1,265	$2,358

Class R	$138	$467	$818	$1,809

Class Y	$88	$311	$552	$1,244

Putnam RetirementReady 2025 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.40%	0.61%	1.26%	(0.20)%	1.06%

Class B	0.00%	1.00%	0.40%	0.61%	2.01%	(0.20)%	1.81%

Class C	0.00%	1.00%	0.40%	0.61%	2.01%	(0.20)%	1.81%

Class M	0.00%	0.75%	0.40%	0.61%	1.76%	(0.20)%	1.56

Class R	0.00%	0.50%	0.40%	0.61%	1.51%	(0.20)%	1.31%

Class Y	0.00%	N/A	0.40%	0.61%	1.01%	(0.20)%	0.81%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$677	$933	$1,209	$1,993

Class B	$684	$911	$1,264	$2,128

Class B (no redemption)	$184	$611	$1,064	$2,128

Class C	$284	$611	$1,064	$2,322

Class C (no redemption)	$184	$611	$1,064	$2,322

Class M	$503	$866	$1,253	$2,335

Class R	$133	$458	$805	$1,784

Class Y	$83	$302	$538	$1,218

Putnam RetirementReady 2020 Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.40%	0.60%	1.25%	(0.18)%	1.07%

Class B	0.00%	1.00%	0.40%	0.60%	2.00%	(0.18)%	1.82%

Class C	0.00%	1.00%	0.40%	0.60%	2.00%	(0.18)%	1.82%

Class M	0.00%	0.75%	0.40%	0.60%	1.75%	(0.18)%	1.57%

Class R	0.00%	0.50%	0.40%	0.60%	1.50%	(0.18)%	1.32%

Class Y	0.00%	N/A	0.40%	0.60%	1.00%	(0.18)%	0.82%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$678	$932	$1,206	$1,984

Class B	$685	$910	$1,261	$2,119

Class B (no redemption)	$185	$610	$1,061	$2,119

Class C	$285	$610	$1,061	$2,313

Class C (no redemption)	$185	$610	$1,061	$2,313

Class M	$504	$865	$1,249	$2,326

Class R	$134	$456	$801	$1,775

Class Y	$84	$300	$535	$1,208

Putnam Retirement Income Fund Lifestyle 1
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual		fund operating
	Manage-	service		fund fees	fund	Expense	expenses
Share	ment	(12b-1)	Other	and	operating	reimburse-	after expense
class	fees	fees	expenses =	expenses @	expenses	ment #	reimbursement

Class A	0.00%	0.25%	0.61%	0.58%	1.44%	(0.43)%	1.01%

Class B	0.00%	1.00%	0.61%	0.58%	2.19%	(0.43)%	1.76%

Class C	0.00%	1.00%	0.61%	0.58%	2.19%	(0.43)%	1.76%

Class M	0.00%	0.50%	0.61%	0.58%	1.69%	(0.43)%	1.26%

Class R	0.00%	0.50%	0.61%	0.58%	1.69%	(0.43)%	1.26%

Class Y	0.00%	N/A	0.61%	0.58%	1.19%	(0.43)%	0.76%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

@ Restated to reflect (1) current fees resulting from a change in the fund’s and the underlying funds’ investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$499	$797	$1,116	$2,020

Class B	$679	$944	$1,335	$2,300

Class B (no redemption)	$179	$644	$1,135	$2,300

Class C	$279	$644	$1,135	$2,490

Class C (no redemption)	$179	$644	$1,135	$2,490

Class M	$449	$800	$1,174	$2,223

Class R	$128	$491	$877	$1,962

Class Y	$78	$335	$613	$1,405

Effective September 1, 2016, Putnam Government Money Market Fund will replace Putnam Money Market Fund as an underlying fund for all Putnam RetirementReady Funds. As a result, the following changes to the prospectus are effective September 1, 2016:

1. All references to Putnam Money Market Fund are removed and replaced with references to Putnam Government Money Market Fund.

2. The sub-section Putnam Money Market Fund in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? is deleted in its entirety and replaced with the following:

Putnam Government Money Market Fund

Goal

Putnam Government Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.

Investments

We invest at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. We invest mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds). The U.S. government securities in which we invest may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the fund will be able to do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit carry the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. govern-

ment sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Additional information about each of these risks is included below.

3. The last paragraph under Credit risk in the sub-section Fixed-income investments in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? is deleted in its entirety and replaced with the following: U.S. government investments generally have lower credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk.

4. The paragraph Focus of Investments (Putnam Money Market Fund only) in the subsection Fixed - income investments in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? is deleted in its entirety.

5. The following is added at the beginning of the first paragraph under Prepayment risk in the sub-section Fixed-income investments in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? :

For all but Putnam Government Money Market Fund.

6. The following is added after the second paragraph under Prepayment risk in the sub-section Fixed-income investments in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? :

For Putnam Government Money Market Fund. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, securitized debt instruments, including mortgage-backed investments, typically allow for prepayment of principal without penalty. If an issuer prepays a loan or other debt instrument, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid investment or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

7. The last paragraph under the sub-section Foreign investments in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? is deleted in its entirety.

8. The following is added as a new bullet point above the bullet point Market risk in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? :

• When-issued and delayed delivery securities risk (Putnam Government Money Market Fund only). The fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.

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